Note 12 - Non-controlling Interests	12 Months Ended
Nov. 30, 2025
Statement Line Items [Line Items]
Disclosure of non-controlling interests [text block]
12.	Non-Controlling Interests

12.1	U.S. GoldMining equity transactions

As at November 30, 2025 GoldMining held 9,878,261 U.S. GoldMining Shares, or approximately 74.4% of U.S. GoldMining's outstanding common shares, and 122,490 U.S. GoldMining Warrants, and has common management of U.S. GoldMining. The Company concluded that subsequent to U.S. GoldMining's Offering, it has control over U.S. GoldMining and as a result, continues to consolidate the entity. U.S. GoldMining's earnings and losses are included in GoldMining's consolidated statements of comprehensive income (loss), with net loss and comprehensive loss attributable to U.S. GoldMining separately disclosed as being attributable to NCI. The NCI in U.S. GoldMining's net assets is reflected in the consolidated statements of financial position and the consolidated statements of changes in equity. The NCI in these consolidated financial statements of $2,806 as at November 30, 2025 solely relates to U.S. GoldMining.

The following table shows the assets and liabilities of U.S. GoldMining:

November 30,
2025
($)
Assets
Cash and cash equivalents	10,193
Restricted cash	60
Prepaid expenses and deposits	122
Other assets	100
Land, property and equipment	1,312
Exploration and evaluation assets	79
11,866

Liabilities
Accounts payable and accrued liabilities	446
Withholding taxes payable	253
Rehabilitation provisions	461
Lease liability	124
1,284

Refer to segmented information Note 17 for a breakdown of U.S. GoldMining's net loss.

The following table summarizes U.S. GoldMining's cash flow activities during the years ended November 30, 2025 and 2024:

	For the year ended	For the year ended
	November 30, 2025	November 30, 2024
	($)	($)
Cash used in operating activities	(8,114)	(10,506)
Cash used in investing activities	-	(235)
Cash generated from financing activities	12,757	600

Effect of exchange rate changes on cash	(56)	228

Net increase (decrease) in cash and cash equivalents and restricted cash	4,587	(9,913)
Cash and cash equivalents and restricted cash
Beginning of year	5,666	15,579
End of year	10,253	5,666

U.S. GoldMining At-the-Market Equity Program

On May 15, 2024, U.S. GoldMining entered into an At-the-Market Offering Agreement with a syndicate of agents for an ATM facility (the " U.S. GoldMining ATM Program"). Pursuant to the U.S. GoldMining ATM Program, U.S. GoldMining could originally sell up to US$5.5 million of U.S. GoldMining Shares from time to time through the sales agents. A fixed cash commission rate of 2.5% of the gross sales price per share sold under the U.S. GoldMining ATM Program was payable to the agents in connection with any such sales.

On September 30, 2025, U.S. GoldMining Inc. filed a prospectus supplement to increase the maximum number of U.S. GoldMining Shares, issuable pursuant to the U.S. GoldMining Offering Agreement. Pursuant to the increased offering, U.S. GoldMining could originally sell up to US$7.6 million of U.S. GoldMining Shares from time to time through the sales agents, which does not include the U.S. GoldMining Shares having an aggregate gross sales price of approximately US$4.8 million that were sold pursuant to the U.S. GoldMining ATM Program prior to September 30, 2025. The securities that may be offered under the U.S. GoldMining ATM Program have not been and will not be qualified by a prospectus for the offer or sale to the public in Canada under applicable Canadian securities laws.

During the year ended November 30, 2025, U.S. GoldMining sold 810,472 (2024: 45,699) common shares under the U.S. GoldMining ATM Program, for gross proceeds of $13,121 (US$9.36 million) (2024: $656 (US$0.48 million)). As a result, the Company recorded a dilution gain in equity of $9,935 (2024: $511), or $9,665 (2024: $496) net of agents' fees and issuance costs.

12.2	U.S. GoldMining Stock Options

On February 6, 2023, U.S. GoldMining adopted a long-term incentive plan ("2023 Incentive Plan"). The 2023 Incentive Plan provides for the grant of non-qualified stock options, incentive stock options, stock appreciation rights, restricted stock units, performance awards, restricted stock awards and other cash and equity-based awards.

The following outlines the movements in U.S. GoldMining's stock options:

	Number of Options	Weighted Average Exercise Price (US$)
Balance at November 30, 2023	82,500	10.00
Granted	106,050	10.00
Forfeited	(3,000)	10.00
Balance at November 30, 2024	185,550	10.00
Granted	140,500	10.00
Exercised(1)	(33,750)	10.00
Forfeited	(12,500)	10.00
Balance at November 30, 2025	279,800 (2)	10.00

(1) 7,126 U.S. GoldMining Shares were issued pursuant to the exercise of 33,750 U.S. GoldMining stock options on a net exercise basis.

(2) As at November 30, 2025, outstanding U.S. GoldMining stock options have a weighted average remaining contractual life of 3.41 years.

The fair value of U.S. GoldMining stock options granted were estimated at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	Year ended November 30, 2025	Year ended November 30, 2024
Share price at grant date (US)	$8.74	$5.25
Risk-free interest rate	4.32%	4.45%
Expected life (years)	3.00	3.00
Expected volatility(1)	55.45%	54.94%
Expected dividend yield	0.00%	0.00%
Estimated forfeiture rate	0.00%	0.00%

(1) As there was limited trading history of U.S. GoldMining's common shares prior to the date of grant, the expected volatility is based on the historical share price volatility of a group of comparable companies in the sector U.S. GoldMining operates over a period similar to the expected life of the stock options.

During the year ended November 30, 2025, U.S. GoldMining recognized share-based compensation expense of $577 (2024: $248) for stock options granted.

12.3	U.S. GoldMining Restricted Shares

On September 23, 2022, U.S. GoldMining granted awards of an aggregate of 635,000 shares of performance based restricted shares (the "Restricted Shares") of common stock to certain of U.S. GoldMining's and GoldMining's executive officers, directors and consultants, the terms of which were amended on May 4, 2023.

The Restricted Shares are subject to restrictions that, among other things, prohibit the transfer thereof until certain performance conditions are met. In addition, if such conditions are not met within applicable periods, the restricted shares will be deemed forfeited and surrendered by the holder thereof to U.S. GoldMining without the requirement of any further consideration. During the year ended November 30, 2024, performance conditions were met for 95,250 Restricted Shares which were released. As at November 30, 2025, 254,000 Restricted Shares remain outstanding, subject to certain performance conditions.

During the year ended November 30, 2025, U.S. GoldMining recognized a recovery of share-based compensation expense of $21 (2024: share-based compensation expense of $21), related to U.S. GoldMining's Restricted Shares.

12.4	U.S. GoldMining Restricted Share Units

During the year ended November 30, 2025, U.S. GoldMining granted 20,050 restricted share units ("RSUs") to certain officers, directors, and employees at a weighted average fair value of US$8.55. The RSUs vest in four equal annual instalments during the recipient's continual service with U.S. GoldMining. The compensation expense was calculated based on the fair value of the RSUs as determined by the closing value of U.S. GoldMining's common stock at the date of the grant. The compensation expense is recognized over the vesting period of the RSUs. Share-based compensation of $200 (US$0.14 million) was recognized for the year ended November 30, 2025, related to U.S. GoldMining's RSUs.

The following outlines the movements in U.S. GoldMining's RSUs:

	Number of RSUs	Weighted Average Value (US$)
Balance as at November 30, 2024	-	-
Granted	20,050	8.55
Vested	(10,889)	8.32
Forfeited	(600)	8.32
Balance at November 30, 2025	8,561	8.86

12.5	U.S. GoldMining Warrants

The following outlines the movements in U.S. GoldMining's common stock purchase warrants:

	Number of Warrants	Weighted Average Exercise Price (US$)
Balance at November 30, 2023	1,741,292	13.00
Exercised	(300)	13.00
Balance at November 30, 2024 and 2025	1,740,992	13.00

As at November 30, 2025, outstanding U.S. GoldMining common stock purchase warrants have a remaining contractual life of 0.40 years and an expiry date of April 24, 2026.